Exceptional Items - Summary of Exceptional Items by Category (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Disclosure of exceptional items [line items]
Exceptional items gross	$ (210)	$ (210)	$ (650)
Exceptional items tax	242	(2,320)	(2,320)
Exceptional items net	32	(2,530)	(2,970)
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(210)	(210)	(650)
Exceptional items tax
Exceptional items net	(210)	(210)	(650)
US tax reform [member]
Disclosure of exceptional items [line items]
Exceptional items tax		(2,320)	(2,320)
Exceptional items net		(2,320)	(2,320)
Non-controlling interests [member]
Disclosure of exceptional items [line items]
Exceptional items gross
Exceptional items tax
Exceptional items net
Attributable to BHP shareholders [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(210)	(210)	(650)
Exceptional items tax	242	(2,320)	(2,320)
Exceptional items net	32	$ (2,530)	$ (2,970)
Global taxation matters [Member]
Disclosure of exceptional items [line items]
Exceptional items gross
Exceptional items tax	242
Exceptional items net	$ 242